Finance Income and Finance Costs - Summary of Details of Finance Costs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance income and finance costs [abstract]
Interest expense	$ 2,041,338	$ 839,956	$ 2,466,238	$ 919,446	$ 1,876,001
Loss from foreign currency transactions	19,243	2,673	24,667	68,204	41,865
Loss from foreign currency translation	23,018	42,581	127,190	133,181	78,570
Loss from valuation of CB			103,342	0	0
Change in fair value of derivative warrant liabilities			504,587	0	0
Total	$ 2,083,599	$ 885,210	$ 3,226,024	$ 1,120,831	$ 1,996,436